General (Details) - USD ($) $ in Thousands			1 Months Ended						12 Months Ended
	Jul. 02, 2020	Mar. 07, 2018	Mar. 31, 2022	Nov. 20, 2020	Jul. 27, 2020	Apr. 22, 2020	Sep. 27, 2019	Mar. 31, 2018	Dec. 31, 2020	Jun. 30, 2020
General (Details) [Line Items]
Purchase price in cash				$ 76,107	$ 19,600				$ 22,487
Business combination, acquisition related costs				$ 719	$ 299
Aggregate of shares issued (in Shares)									173,005
Valued total amount									$ 4,400
Performance-based payments, description	On June 1, 2020 (the “Tiful Gemel Acquisition Date”), Sapiens completed the acquisition of 75% of the outstanding shares of Tiful Gemel Ltd. (“Tiful Gemel”), an Israeli company which provides software solutions and managed services related to pension and provident funds in the Israeli market, for a total cash consideration of $1,281. In addition, under the share purchase agreement, the Company is committed to acquire the remainder of Tiful Gemel’s outstanding shares on June 1, 2023. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01.						In addition, the sellers and senior executives have performance-based payments relating to achievements of various targets over three years (2019-2021) of up to $1,700.
Proceeds from loan receive						$ 1,546
Maturity date						Apr. 22, 2022
Interest rate						1.00%
Acquisition of outstanding percentage	75.00%
Business combination, consideration cash, total	$ 1,281						$ 5,760
Cash paid							$ 5,608			$ 152
Sum.cumo [Member]
General (Details) [Line Items]
Performance-based payments, description									In addition, sum.cumo’s senior executives have retention-based payments over three years (2020-2023) of up to approximately $2,800. These payments are subject to continued employment, and therefore were not included in the purchase price. Acquisition related costs amounted to $561, and are presented under selling, marketing, general and administrative in the Company’s consolidated statements of income
Adaptik Corporation [Member]
General (Details) [Line Items]
Business combination, acquisition related costs		$ 300
Performance-based payments, description		In addition, the seller has performance-based payments relating to achievements of revenue targets over three years (2018-2020) of up to $3,700, of which $1,300 was paid during 2019 and an additional $1,355 was paid during 2020.
Business combination, consideration cash, total		$ 18,179						$ 17,979
Forecast [Member] | Adaptik Corporation [Member]
General (Details) [Line Items]
Business combination, consideration cash, total			$ 200